Non-Controlling Interests (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 11, 2014
Noncontrolling Interest [Line Items]
Total consideration		$ 75.0	$ 0.0	$ 0.0
Partners' capital		$ 236.4	$ 286.2
VTTI MLP B.V [Member]
Noncontrolling Interest [Line Items]
Additional indirect interest percentage	6.60%
Total consideration	$ 75.0
Indirect interest percentage	42.60%	42.60%			42.60%
De-recognition of non-controlling interest	$ 49.0
Partners' capital	$ 25.0